JPMORGAN TRUST II

July 7, 2006

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E
Washington, DC 20549

Re:

JPMorgan Trust II (the “Trust” or “Registrant”) on behalf of the funds listed on Appendix A (the “Funds”)
File Nos. 811-4236 and 2-95973
Post-Effective Amendment No. 83 to the Registration Statement on Form N-1A

RULE 497(J) CERTIFICATION

        Pursuant to the requirements of Rule 497(j) under the Securities Act of 1933, as amended, and except as described below, the Registrant certifies that the Prospectuses for the Funds that would have been filed under Rule 497(c) would not have differed from those contained in Post-Effective Amendment No. 83 (Amendment No. 84 under the 1940 Act) to the Trust’s Registration Statement on Form N-1A (the “Amendment”). This Amendment was filed electronically on June 28, 2006 for effectiveness on July 1, 2006 pursuant to Rule 485(b).

        Although the forms of Prospectuses included in the Amendment would not have differed from those that would have been filed under Rule 497(c), please note that we are filing an additional form of prospectus for Select Shares of the JPMorgan Tax Free Bond Fund and three additional forms of prospectuses for the Reserve Shares of the JPMorgan Michigan Municipal Money Market Fund and JPMorgan Ohio Municipal Money Market Fund today.

JPMORGAN TRUST II Registrant /s/ Jessica K. Ditullio Jessica K. Ditullio Assistant Secretary

7123705.1

Appendix A

JPMorgan Income Funds

JPMorgan Core Bond Fund
JPMorgan Core Plus Bond Fund
JPMorgan Government Bond Fund
JPMorgan High Yield Bond Fund
JPMorgan Intermediate Bond Fund
JPMorgan Mortgage-Backed Securities Fund
JPMorgan Short Duration Bond Fund
JPMorgan Treasury & Agency Fund
JPMorgan Ultra Short Duration Bond Fund

JPMorgan Municipal Bond Funds

JPMorgan Arizona Municipal Bond Fund
JPMorgan Kentucky Municipal Bond Fund
JPMorgan Louisiana Municipal Bond Fund
JPMorgan Michigan Municipal Bond Fund
JPMorgan Municipal Income Fund
JPMorgan Ohio Municipal Bond Fund
JPMorgan Short Term Municipal Bond Fund
JPMorgan Tax Free Bond Fund
JPMorgan West Virginia Municipal Bond Fund

JPMorgan Money Market Funds

JPMorgan Liquid Assets Money Market Fund
JPMorgan U.S. Government Money Market Fund
JPMorgan U.S. Treasury Plus Money Market Fund
JPMorgan Municipal Money Market Fund
JPMorgan Michigan Municipal Money Market Fund
JPMorgan Ohio Municipal Money Market Fund